MassMutual
                                                             Corporate Investors


                                                                  Report for the
                                               Three Months Ended March 31, 2008









                                                                          [LOGO]

ADVISER

Babson Capital Management LLC
1500 Main Street, P.O. 15189
Springfield, Massachusetts 01115-5189

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Boston, Massachusetts 02110

COUNSEL TO THE TRUST
Ropes & Gray LLP
Boston, Massachusetts 02110

CUSTODIAN
Citibank, N.A.
New York, New York 10043

TRANSFER AGENT & REGISTRAR
Shareholder Financial Services, Inc.
P.O. Box 173673
Denver, Colorado 80217-3673
1-800-647-7374

INTERNET WEBSITE
www.babsoncapital.com/mci

                MassMutual Corporate Investors
                c/o Babson Capital Management LLC
   [LOGO]       1500 Main Street, Suite 600
                Springfield, Massachusetts 01115
                (413) 226-1516

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICY

MassMutual Corporate Investors (the "Trust") is a closedend investment company, first offered to the public in 1971, whose shares are traded on the New York Stock Exchange under the trading symbol "MCI". The Trust's share price can be found in the financial section of most newspapers as "MassCp" or "MassMuInv" under either the New York Stock Exchange listings or Closed-End Fund Listings.

The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The Trust's principal investments are privately placed, below-investment grade, long-term debt obligations with equity features such as common stock, warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers in private placement transactions. These investments are typically mezzanine debt instruments with accompanying private equity securities made to small or middle market companies. In addition, the Trust may temporarily invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt securities (including high yield securities) and marketable common stocks. Below investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay principal.

Babson Capital Management LLC ("Babson Capital") manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders quarterly in January, May, August, and November. The Trust pays dividends to its shareholders in cash, unless the shareholder elects to participate in the Dividend Reinvestment and Share Purchase Plan.

FORM N-Q

MassMutual Corporate Investors files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available (i) on the U.S. Securities and Exchange Commission's website at http:// www.sec.gov; and (ii) at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (which information on their operation may be obtained by calling 1-800-SEC-0330). A complete schedule of portfolio holdings as of each quarter-end is available upon request by calling, toll-free, 866-399-1516.

PROXY VOTING POLICIES & PROCEDURES; PROXY VOTING RECORD

The Trustees of MassMutual Corporate Investors have delegated proxy voting responsibilities relating to the voting of securities held by the Trust to Babson Capital Management LLC. A description of Babson Capital's proxy voting policies and procedures is available (1) without charge, upon request, by calling, tollfree 866-399-1516; (2) on MassMutual Corporate Investors' website: http:// www.babsoncapital.com/mci; and (3) on the U.S. Securities and Exchange Commission ("SEC") website at http:// www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on MassMutual Corporate Investors' website: http://www. babsoncapital.com/mci; and (2) on the SEC's website at http://www.sec.gov.

                                                                             MCI
                                                                          Listed
                                                                            NYSE

TO OUR SHAREHOLDERS

April 30, 2008

We are pleased to present the March 31, 2008 Quarterly Report of MassMutual Corporate Investors (the "Trust").

The Board of Trustees declared a quarterly dividend of 54 cents per share, payable on May 16, 2008 to shareholders of record on May 5, 2008. The Trust had previously paid a 54 cent per share dividend for the preceding quarter (plus a special year-end dividend of 43 cents per share).

U.S. equity markets, as approximated by the Russell 2000 Index, decreased 9.90% for the quarter. U.S. fixed income markets, as approximated by the Lehman Brothers U.S. Corporate High Yield Index decreased 3.02% for the quarter.

In the last several months, the mezzanine and private equity markets have been affected by the credit dislocation that occurred in 2007. Overall, deal volumes have decreased significantly as credit is generally less available to fund transactions. However, some weaker participants have left the mezzanine market, causing competition to be a bit less stringent. As a result, investments being made in the current market are structured and priced more favorably than they have been in some time.

During the quarter, the Trust made private placement investments in five new issuers and one "follow-on" investment, totaling approximately $11.4 million. The follow-on investment purchased by the Trust was Smart Source Holdings LLC. The five new issuers were E S P Holdco, Inc., Power Services Holding Company, R E I Delaware Holding, Inc., T H I Acquisition, Inc. and U M A Enterprises, Inc. The weighted average coupon of these investments was 12.81%. (A brief description of these investments can be found in the Consolidated Schedule of Investments.)

During the quarter ended March 31, 2008, net assets of the Trust decreased to $250,007,524 or $26.96 per share compared to $251,163,022 or $27.19 per share on
December 31, 2007, which translates into a -0.85% total return for the quarter, based on the change in the Trust's net assets assuming the reinvestment of all dividends. Long term, the Trust returned 5.40%, 16.93%, 12.19%, and 14.85% for the 1-, 5-, 10-, and 25-year time periods, respectively, based on the change in the Trust's net assets assuming the reinvestment of all dividends. The Trust earned 56 cents per share of net investment income for the quarter, compared to 59 cents per share in the previous quarter.

During the quarter ended March 31, 2008, the market price of the Trust decreased 6.4% from $30.20 per share to $28.27 per share. The Trust's market price of $28.27 per share equates to a 4.86% premium over the March 31, 2008 net asset value per share. The Trust's average quarter-end premium for the 3, 5 and 10-year periods was 14.5%, 10.9% and 6.3%, respectively.

Thank you for your continued interest in and support of MassMutual Corporate Investors.

Sincerely,

/s/ Clifford M. Noreen
Clifford M. Noreen
President

--------------------------------------------------------------------------------
                     PORTFOLIO COMPOSITION AS OF 3/31/08 *

                            [PIE CHART APPEARS HERE]

Private / Restricted Equity            Public Equity
14.2%                                  1.8%

Cash & Short Term Investments          Private / 144A High Yield Debt
9.6%                                   52.0%

Public High Yield Debt                 Private Investment Grade Debt
21.7%                                  0.7%
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*Based on market value of total investments
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                                                                               1

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
March 31, 2008
(unaudited)

ASSETS:
Investments
  (See Consolidated Schedule of Investments)
Corporate restricted securities at fair value
  (Cost - $189,890,549)                                           $ 185,970,978
Corporate public securities at market value
  (Cost - $70,008,213)                                               65,358,035
Short-term securities at amortized cost                              26,020,649
                                                                  -------------
                                                                    277,349,662

Cash                                                                    511,604
Interest and dividends receivable                                     6,379,213
Receivable for investments sold                                          57,999
Other assets                                                             19,022
                                                                  -------------
  TOTAL ASSETS                                                      284,317,500
                                                                  -------------

LIABILITIES:
Payable for investments purchased                                     3,130,218
Investment advisory fee payable                                         781,274
Note payable                                                         30,000,000
Interest payable                                                        202,130
Accrued expenses                                                        190,854
Accrued taxes payable                                                     5,500
                                                                  -------------
  TOTAL LIABILITIES                                                  34,309,976
                                                                  -------------
  TOTAL NET ASSETS                                                $ 250,007,524
                                                                  =============
NET ASSETS:
Common shares, par value $1.00 per share; an unlimited
   number authorized                                              $   9,274,012
Additional paid-in capital                                          111,823,298
Retained net realized gain on investments, prior years              128,547,813
Undistributed net investment income                                   6,973,930
Accumulated net realized gain on investments                          1,958,220
Net unrealized depreciation of investments                           (8,569,749)
                                                                  -------------
  TOTAL NET ASSETS                                                $ 250,007,524
                                                                  =============
COMMON SHARES ISSUED AND OUTSTANDING                                  9,274,012
                                                                  =============
NET ASSET VALUE PER SHARE                                         $       26.96
                                                                  =============

See Notes to Consolidated Financial Statements
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2

CONSOLIDATED STATEMENT OF OPERATIONS
For the three months ended March 31, 2008
(unaudited)

Investment Income:
Interest                                                          $   6,475,082
Dividends                                                                26,415
Other                                                                    50,185
                                                                  -------------
  TOTAL INVESTMENT INCOME                                             6,551,682
                                                                  -------------

EXPENSES:
Investment advisory fees                                                781,274
Interest                                                                405,349
Trustees' fees and expenses                                              54,600
Professional fees                                                        40,300
Reports to shareholders                                                  37,500
Custodian fees                                                            7,500
Transfer agent/registrar's expenses                                       9,000
Other                                                                     7,448
                                                                  -------------
  TOTAL EXPENSES                                                      1,342,971
                                                                  -------------
INVESTMENT INCOME - NET                                               5,208,711
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments before taxes                         2,165,932
Income tax expense                                                      (69,386)
                                                                  -------------
Net realized gain on investments                                      2,096,546
Net change in unrealized appreciation of investments                 (9,506,330)
                                                                  -------------

  NET LOSS ON INVESTMENTS                                            (7,409,784)
                                                                  -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  (2,201,073)
                                                                  =============

See Notes to Consolidated Financial Statements    MassMutual Corporate Investors
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                                                                               3

CONSOLIDATED STATEMENTS OF CASH FLOWS
For the three months ended March 31, 2008
(unaudited)

NET DECREASE IN CASH:
Cash flows from operating activities:
  Purchases/Proceeds/Maturities from short-term
    portfolio securities, net                                     $  (6,238,417)
  Purchase of portfolio securities                                  (20,930,111)
  Proceeds from disposition of portfolio securities                  31,542,885
  Interest, dividends, and other received                             5,884,421
  Interest expense paid                                                (414,776)
  Operating expenses paid                                              (888,955)
  Income taxes paid                                                  (1,196,987)
                                                                  -------------
    NET CASH PROVIDED BY OPERATING ACTIVITIES                         7,758,060
                                                                  -------------
Cash flows from financing activities:
  Cash dividends paid from net investment income                     (8,960,490)
  Receipts for shares issued on reinvestment of dividends             1,045,575
                                                                  -------------
    NET CASH USED FOR FINANCING ACTIVITIES                           (7,914,915)
                                                                  -------------
NET DECREASE IN CASH                                                   (156,855)
Cash - beginning of year                                                668,459
                                                                  -------------
CASH - END OF PERIOD                                              $     511,604
                                                                  =============
RECONCILIATION OF NET DECREASE IN NET ASSETS TO NET
CASH PROVIDED BY OPERATING ACTIVITIES:

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  (2,201,073)
                                                                  -------------
  Decrease in investments                                             6,801,571
  Increase in interest and dividends receivable                        (324,038)
  Decrease in receivable for investments sold                         1,477,786
  Increase in other assets                                              (19,022)
  Increase in payable for investments purchased                       3,130,218
  Decrease in investment advisory fee payable                            (3,610)
  Decrease in interest payable                                           (9,427)
  Increase in accrued expenses                                           34,986
  Decrease in accrued taxes payable                                  (1,127,601)
  Decrease in other payables                                             (1,730)
                                                                  -------------
    TOTAL ADJUSTMENTS TO NET ASSETS FROM OPERATIONS                   9,959,133
                                                                  -------------
    NET CASH PROVIDED BY OPERATING ACTIVITIES                     $   7,758,060
                                                                  =============
See Notes to Consolidated Financial Statements
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4

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                                                                            For the three
                                                                            months ended       For the
                                                                              03/31/08       year ended
                                                                             (Unaudited)      12/31/07
                                                                           -------------   -------------
DECREASE IN NET ASSETS:
Operations:
  Investment income - net                                                  $   5,208,711   $  23,586,915
  Net realized gain on investments                                             2,096,546       1,411,465
  Net change in unrealized appreciation of investments                        (9,506,330)     (4,596,952)
                                                                           -------------   -------------
  Net decrease (increase) in net assets resulting from operations             (2,201,073)     20,401,428

Increase from common shares issued on reinvestment of dividends
  Common shares issued (2008 - 36,393; 2007 - 87,700)                          1,045,575       2,751,359

Dividends to shareholders from:
  Net investment income (2007 - $2.57 per share)                                     --      (23,679,411)
                                                                           -------------   -------------

  TOTAL DECREASE IN NET ASSETS                                                (1,155,498)       (526,624)

NET ASSETS, BEGINNING OF YEAR                                                251,163,022     251,689,646
                                                                           -------------   -------------

NET ASSETS, END OF PERIOD/YEAR (including undistributed net investment
income of $6,973,930 and $1,765,219, respectively)                         $ 250,007,524   $ 251,163,022
                                                                           =============   =============


See Notes to Consolidated Financial Statements                            MassMutual Corporate Investors
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

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF BENEFICIAL INTEREST OUTSTANDING:

                                                        For the three months               For the years ended December 31,
                                                          ended 03/31/2008      ---------------------------------------------------
                                                             (Unaudited)          2007       2006       2005       2004       2003
                                                             -----------          ----       ----       ----       ----       ----
Net asset value:
  Beginning of year                                            $ 27.19          $ 27.51    $ 26.06    $ 24.34    $ 21.84    $ 19.40
                                                               -------          -------    -------    -------    -------    -------
Net investment income (a)                                         0.56             2.56       2.27       2.03       2.00       1.44
Net realized and unrealized
  gain (loss) on investments                                     (0.80)           (0.35)      1.62       1.96(b)    2.64       2.83
                                                               -------          -------    -------    -------    -------    -------
Total from investment operations                                 (0.24)            2.21       3.89       3.99       4.64       4.27
                                                               -------          -------    -------    -------    -------    -------
Dividends from net investment
  income to common shareholders                                    --             (2.57)     (2.47)     (2.11)     (2.16)     (1.84)
Dividends from net realized gain
  on investments to common shareholders                            --               --       (0.01)     (0.18)       --         --
Increase from dividends reinvested                                0.01             0.04       0.04       0.02       0.02       0.01
                                                               -------          -------    -------    -------    -------    -------
Total dividends                                                   0.01            (2.53)     (2.44)     (2.27)     (2.14)     (1.83)
                                                               -------          -------    -------    -------    -------    -------
Net asset value: End of period/year                            $ 26.96          $ 27.19    $ 27.51    $ 26.06    $ 24.34    $ 21.84
                                                               -------          -------    -------    -------    -------    -------
Per share market value:
  End of period/year                                           $ 28.27          $ 30.20    $ 34.89    $ 30.05    $ 28.50    $ 22.90
                                                               =======          =======    =======    =======    =======    =======
Total investment return:
  Market value                                                   (6.39)%          (8.78)%    29.04%     16.95%     36.10%     27.53%
  Net asset value (c)                                            (0.85)%           8.58%     18.09%     20.04%     22.76%     22.61%
Net assets (in millions):
  End of period/year                                           $250.01          $251.16    $251.69    $236.28    $218.51    $193.79
Ratio of operating expenses
  to average net assets                                           1.51%(d)         1.55%      1.43%      1.78%      1.93%      2.04%
Ratio of interest expense
  to average net assets                                           0.65%(d)         0.59%      0.60%      0.73%      0.77%      0.82%
Ratio of income tax expense
  to average net assets (e)                                       0.11%(d)         0.35%      2.46%      2.84%      0.69%       --
Ratio of total expenses before custodian
  reduction to average net assets (e)                             2.27%(d)         2.49%      4.53%      5.36%      3.39%      2.86%
Ratio of net expenses after custodian
  reduction to average net assets (e)                             2.27%(d)         2.49%      4.49%      5.35%      3.39%      2.86%
Ratio of net investment income
  to average net assets                                           8.39%(d)         9.17%      8.19%      7.98%      8.68%      6.95%

Portfolio turnover                                                   9%              44%        35%        35%        53%        56%

(a)  Calculated using average shares.
(b)  Amount includes $0.19 per share in litigation proceeds
(c)  Net asset value return represents portfolio returns based on change in the Trust's net asset value assuming the reinvestment of all dividends and distributions which differs from the total investment return based on the Trust's market value due to the difference between the Trust's net asset value and the market value of its shares outstanding; past performance is no guarantee of future results.
(d)  Annualized.
(e)  As additional information, this ratio is included to reflect the taxes paid on retained long-term gains. These taxes paid are netted against realized capital gains in the Statement of Operations. The taxes paid are treated as deemed distributions and a credit for the taxes paid is passed on to the shareholders.

Senior securities:

Total principal amount (in millions)                           $    30          $    30   $     20   $     20       $ 29   $     20

Asset coverage per $1,000
  of indebtedness                                              $ 9,334          $ 9,372   $ 13,584   $ 12,814    $ 8,535   $ 10,689


See Notes to Consolidated Financial Statements
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

CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2008
(unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES - 74.39%:(A)                      Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
PRIVATE PLACEMENT INVESTMENTS -70.89%

A H C HOLDING COMPANY, INC.
A designer and manufacturer of boilers and water heaters for the commercial sector.
15% Senior Subordinated Note due 2015                            $  2,332,956         11/21/07     $  2,286,403     $  2,279,705
Limited Partnership Interest (B)                                  14.99% int.         11/21/07          224,795          213,560
                                                                                                   ------------     ------------
                                                                                                      2,511,198        2,493,265
                                                                                                   ------------     ------------
A T I ACQUISITION COMPANY
A for-profit post-secondary school serving students in Texas, Florida and Arizona.
12% Senior Subordinated Note due 2012                            $  2,125,000         04/08/04        2,125,000        2,125,000
Warrant, exercisable until 2012, to purchase
  preferred stock at $.01 per share (B)                               13 shs.         11/16/07             --             16,966
Warrant, exercisable until 2012, to purchase
  common stock at $.02 per share (B)                               2,323 shs.         04/08/04             --             24,959
                                                                                                   ------------     ------------
                                                                                                      2,125,000        2,166,925
                                                                                                   ------------     ------------
ADVANCED TECHNOLOGIES HOLDINGS
A provider of factory maintence services to industrial companies.
15% Senior Subordinated Note due 2013                            $  2,040,000         12/27/07        1,999,200        2,011,825
Preferred Stock (B)                                                1,031 shs.         12/27/07          510,000          484,499
                                                                                                   ------------     ------------
                                                                                                      2,509,200        2,496,324
                                                                                                   ------------     ------------
AERO HOLDINGS, INC.
A provider of geospatial services to corporate and government clients.
10.5% Senior Secured Term Note due 2014                          $  1,627,500         03/09/07        1,603,088        1,598,918
14% Senior Subordinated Note due 2015                            $  1,260,000         03/09/07        1,132,664        1,234,172
Common Stock (B)                                                 262,500 shs.         03/09/07          262,500          613,865
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                              66,116 shs.         03/09/07          111,527          154,615
                                                                                                   ------------     ------------
                                                                                                      3,109,779        3,601,570
                                                                                                   ------------     ------------
AMERICAN HOSPICE MANAGEMENT HOLDING LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2010                            $  2,125,000         01/22/04        1,985,547        2,008,549
Preferred Class A Unit (B)                                         3,223 uts.                *          322,300             --
Common Class B Unit (B)                                           30,420 uts.         01/22/04                1             --
Common Class D Unit (B)                                            6,980 uts.         09/12/06                1             --
                                                                                                   ------------     ------------
                                                                                                      2,307,849        2,008,549
                                                                                                   ------------     ------------

* 01/22/04 and 09/12/06.                                                                          Massmutual Corporate Investors
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

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
ARROW TRU-LINE HOLDINGS, INC.
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
12% Senior Subordinated Note due 2012                            $  1,627,660         05/18/05     $  1,549,429     $  1,540,944
Common Stock (B)                                                     497 shs.         05/18/05          497,340           74,041
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 130 shs.         05/18/05          112,128           19,410
                                                                                                   ------------     ------------
                                                                                                      2,158,897        1,634,395
                                                                                                   ------------     ------------
BRAVO SPORTS HOLDING CORPORATION
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2014                          $  2,281,593         06/30/06        2,156,591        2,320,868
Preferred Stock Class A (B)                                          879 shs.         06/30/06          268,121          248,980
Common Stock (B)                                                        1 sh.         06/30/06              286           23,913
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                 309 shs.         06/30/06           92,102           87,503
                                                                                                   ------------     ------------
                                                                                                      2,517,100        2,681,264
                                                                                                   ------------     ------------
CAPESUCCESS LLC
A provider of diversified staffing services.
Preferred Membership Interests (B)                                 1,882 uts.         04/29/00            8,395              420
Common Membership Interests (B)                                   24,318 uts.         04/29/00          108,983            5,442
                                                                                                   ------------     ------------
                                                                                                        117,378            5,862
                                                                                                   ------------     ------------
CAPITAL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)                                                     109 shs.                *              503          558,932
                                                                                                   ------------     ------------
COEUR, INC.
A producer of proprietary, disposable power injection syringes.
8.75% Senior Secured Term Note due 2010                          $    355,072         04/30/03          355,072          356,635
11.5% Senior Subordinated Note due 2011                          $    424,818         04/30/03          403,862          422,025
Common Stock (B)                                                 126,812 shs.         04/30/03          126,812          365,028
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                              87,672 shs.         04/30/03           40,804          252,364
                                                                                                   ------------     ------------
                                                                                                        926,550        1,396,052
                                                                                                   ------------     ------------

* 12/30/97and 05/29/99
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

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
CONNECTICUT ELECTRIC, INC.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
12% Senior Subordinated Note due 2014                            $  2,393,954         01/12/07     $  2,233,202     $  2,161,222
Limited Liability Company Unit Class A (B)                       156,046 uts.         01/12/07          156,046           65,446
Limited Liability Company Unit Class C (B)                       112,873 uts.         01/12/07          112,873           47,339
                                                                                                   ------------     ------------
                                                                                                      2,502,121        2,274,007
                                                                                                   ------------     ------------
CONNOR SPORT COURT INTERNATIONAL, INC.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)                                    17,152 shs.         07/05/07          700,392          700,393
Preferred Stock Series C (B)                                       8,986 shs.         07/05/07          300,168          300,168
Common Stock (B)                                                     718 shs.         07/05/07                7                7
Limited Partnership Interest (B)                                   7.74% int.                *          189,586             --
                                                                                                   ------------     ------------
                                                                                                      1,190,153        1,000,568
                                                                                                   ------------     ------------
CONSOLIDATED FOUNDRIES HOLDINGS
A manufacturer of engineered cast metal components for the global aerospace and defense industries.
12% Senior Subordinated Note due 2013                            $  2,185,714         06/15/05        2,109,357        2,197,365
Common Stock (B)                                                     509 shs.               **          526,096        1,730,776
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                 103 shs.         06/15/05          100,668          350,061
                                                                                                   ------------     ------------
                                                                                                      2,736,121        4,278,202
                                                                                                   ------------     ------------
COREPHARMA LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
12% Senior Subordinated Note due 2013                            $  2,550,000         08/04/05        2,440,917        2,532,952
Warrant, exercisable until 2013, to purchase
  common stock at $.001 per share (B)                                 20 shs.         08/04/05          137,166          103,424
                                                                                                   ------------     ------------
                                                                                                      2,578,083        2,636,376
                                                                                                   ------------     ------------

*  08/12/04 and 01/14/05.
** 06/15/05 and 05/22/06.                                                                         Massmutual Corporate Investors
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               9

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
DAVIS-STANDARD LLC
A manufacturer, assembler, and installer of a broad range of capital equipment that is used in the extrusion, conversion, and processing of plastic materials.
12% Senior Subordinated Note due 2014                            $  1,847,826         10/30/06     $  1,737,202     $  1,901,661
Limited Partnership Interest (B)                                   1.82% int.         10/30/06          702,174        1,151,599
Warrant, exercisable until 2014, to purchase
  preferred stock at $.01 per share (B)                               50 shs.         10/30/06           49,830           54,813
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  34 shs.         10/30/06           34,000          111,225
                                                                                                   ------------     ------------
                                                                                                      2,523,206        3,219,298
                                                                                                   ------------     ------------
DIRECTED ELECTRONICS, INC.
A designer and distributor of brand name automotive security systems, audio products and installation accessories.
Common Stock (B) (E)                                             368,560 shs.                *        1,856,534          770,290
                                                                                                   ------------     ------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment maintenance services and temporary production labor to industrial customers.
Membership Interests of MM/Lincap
  Diversco Investments Ltd. LLC (B)                               27.20% int.         08/27/98          734,090             --
Preferred Stock (B)                                                3,278 shs.         12/14/01        2,784,133          778,527
Warrants, exercisable until 2011, to purchase common
  stock of DHI Holdings, Inc. at $.01 per share (B)               13,352 shs.               **          403,427             --
                                                                                                   ------------     ------------
                                                                                                      3,921,650          778,527
                                                                                                   ------------     ------------
DUNCAN SYSTEMS, INC.
A distributor of windshields and side glass for the recreational vehicle market.
10% Senior Secured Term Note due 2013                            $    540,000         11/01/06          531,900          530,855
13% Senior Subordinated Note due 2014                            $    855,000         11/01/06          768,229          836,937
Common Stock (B)                                                  180,000 shs         11/01/06          180,000          237,651
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              56,514 shs.         11/01/06           78,160           74,614
                                                                                                   ------------     ------------
                                                                                                      1,558,289        1,680,057
                                                                                                   ------------     ------------

*  12/19/05 and 06/17/06
** 10/24/96 and 8/28/98.
--------------------------------------------------------------------------------------------------------------------------------
10

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
DWYER GROUP, INC.
A franchiser of a variety of home repair services.
Common Stock (B)                                                   6,906 shs.                *     $    690,600     $  1,060,723
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                               2,034 shs.         10/30/03          186,469          312,348
                                                                                                   ------------     ------------
                                                                                                        877,069        1,373,071
                                                                                                   ------------     ------------
E S P HOLDCO, INC.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
14% Senior Subordinated Note due 2015                            $  2,220,010         01/08/08        2,181,160        2,204,624
Common Stock (B)                                                     660 shs.         01/08/08          329,990          313,500
                                                                                                   ------------     ------------
                                                                                                      2,511,150        2,518,124
                                                                                                   ------------     ------------
E X C ACQUISITION CORPORATION
A manufacturer of pre-filled syringes and pump systems used for intravenous drug delivery.
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  22 shs.         06/28/04           77,208          166,250
                                                                                                   ------------     ------------
ELECTRA BICYCLE COMPANY LLC
A designer and marketer of branded leisure bicycles.
10.5% Senior Secured Term Note A due 2009                        $    127,531         04/12/07          124,980          126,859
10.5% Senior Secured Term Note B due 2012                        $    688,664         04/12/07          677,590          681,023
12% Senior Secured Term Note C due 2012                          $    510,121         04/12/07          474,967          499,725
Limited Liability Company Unit Series F                           64,597 uts.         04/12/07           64,597           61,367
Limited Liability Company Unit Series G (B)                        4,990 uts.         04/12/07            4,990            4,741
                                                                                                   ------------     ------------
                                                                                                      1,347,124        1,373,715
                                                                                                   ------------     ------------
ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural medicines and nutritional supplements.
Limited Partnership Interest (B)                                   1.32% int.         03/30/00          531,250          286,660
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                              29,117 shs.         03/30/00          255,000          179,918
                                                                                                   ------------     ------------
                                                                                                        786,250          466,578
                                                                                                   ------------     ------------
EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control center systems.
Common Stock (B)                                                  90,000 shs.         05/06/04                6        1,301,310
                                                                                                   ------------     ------------

* 10/30/03 and 01/02/04.                                                                          Massmutual Corporate Investors
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              11

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
F H S HOLDINGS LLC
A national provider of customized disease management services to large self-insured employers.
12% Senior Subordinated Note due 2014                            $  2,390,625         06/01/06     $  2,239,832     $  2,369,541
Preferred Unit (B)                                                   158 uts.         06/01/06          159,362          173,427
Common Unit Class B (B)                                            1,386 uts.         06/01/06          122,361          112,088
                                                                                                   ------------     ------------
                                                                                                      2,521,555        2,655,056
                                                                                                   ------------     ------------
FLUTES, INC.
An independent manufacturer of micro fluted corrugated sheet material for the food and consumer products packaging industries.
10% Senior Secured Term Note due 2013                            $    918,385         04/13/06          904,609          904,249
14% Senior Subordinated Note due 2014                            $    555,059         04/13/06          502,765          546,947
Common Stock (B)                                                 109,436 shs.         04/13/06          109,436           14,660
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              30,940 shs.         04/13/06           48,433            4,145
                                                                                                   ------------     ------------
                                                                                                      1,565,243        1,470,001
                                                                                                   ------------     ------------
FOWLER HOLDING, INC.
A provider of site development services to residential homebuilders and developers in the Raleigh/Durham region of North Carolina.
12% Senior Subordinated Note due 2013                            $  2,365,217         02/03/06        2,166,162        2,174,897
Common Stock (B)                                                     185 shs.         02/03/06          184,783           49,194
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                 254 shs.         02/03/06          208,435           67,671
                                                                                                   ------------     ------------
                                                                                                      2,559,380        2,291,762
                                                                                                   ------------     ------------
FUEL SYSTEMS HOLDING CORPORATION
An independent North American supplier of fuel tanks for a wide variety of commercial vehicles.
12% Senior Subordinated Note due 2014                            $  2,337,500         01/31/06        2,192,339        2,137,849
Common Stock (B)                                                 212,500 shs.         01/31/06          212,500             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                             138,408 shs.         01/31/06          119,213             --
                                                                                                   ------------     ------------
                                                                                                      2,524,052        2,137,849
                                                                                                   ------------     ------------
GOLDEN COUNTY FOODS HOLDING, INC.
A manufacturer of frozen appetizers and snacks.
12% Senior Subordinated Note due 2015                            $  1,912,500         11/01/07        1,727,592        1,864,662
8% Series A Convertible Preferred Stock, convertible into
  4.25% of the fully dilluted common shares (B)                  146,658 shs.         11/01/07          146,658          139,325
                                                                                                   ------------     ------------
                                                                                                      1,874,250        2,003,987
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
12

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
H M HOLDING COMPANY
A designer, manufacturer, and importer of promotional and wood furniture.
12% Senior Subordinated Note due 2013 (D)                        $  2,210,000         02/10/06     $  2,048,925     $       --
Preferred Stock (B)                                                   20 shs.         09/18/07           20,238             --
Common Stock (B)                                                     340 shs.         02/10/06          340,000             --
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                 126 shs.         02/10/06          116,875             --
                                                                                                   ------------     ------------
                                                                                                      2,526,038             --
                                                                                                   ------------     ------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in manufacturing and marketing entities.
Series A Preferred Units (B)                                       1.19% int.          7/21/94          367,440             --
                                                                                                   ------------     ------------
HOME DECOR HOLDING COMPANY
A designer, manufacturer and marketer of framed art and wall decor products.
12.5% Senior Subordinated Note due 2012                          $  2,043,269                *        1,898,991        2,026,882
Common Stock (B)                                                      63 shs.                *           62,742           81,488
Warrant, exercisable until 2012, to purchase
  common stock at $.02 per share (B)                                 200 shs.                *          199,501          259,114
                                                                                                   ------------     ------------
                                                                                                      2,161,234        2,367,484
                                                                                                   ------------     ------------
INSURANCE CLAIMS MANAGEMENT, INC.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)                                                      69 shs.         02/27/07            2,077           42,172
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share                                      20 shs.         02/27/07              612           12,421
                                                                                                   ------------     ------------
                                                                                                          2,689           54,593
                                                                                                   ------------     ------------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network systems for the industrial and office environments.
12% Senior Secured Note due on demand (D)                        $     43,943         03/01/04                1             --
Common Stock (B)                                                     228 shs.         06/01/00          262,200             --
                                                                                                   ------------     ------------
                                                                                                        262,201             --
                                                                                                   ------------     ------------

* 06/30/04 and 08/19/04.                                                                          Massmutual Corporate Investors
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              13

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
JASON, INC.
A diversified manufacturing company serving various industrial markets.
13% Senior Subordinated Note due 2010                            $    963,687         08/04/00     $    916,389     $    940,920
Limited Partnership Interest of
  Saw Mill Capital Fund II, L.P. (B)                               2.50% int.         08/03/00          886,352          591,737
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                              50,870 shs.         08/04/00          115,412          118,837
                                                                                                   ------------     ------------
                                                                                                      1,918,153        1,651,494
                                                                                                   ------------     ------------
JUSTRITE MANUFACTURING AQUISITION CO.
A manufacturer of safety products such as storage cabinets and containers.
12% Senior Subordinated Note due 2011                            $  1,593,750         12/15/04        1,526,535        1,594,221
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                               1,121 shs.         12/15/04          101,109          261,135
                                                                                                   ------------     ------------
                                                                                                      1,627,644        1,855,356
                                                                                                   ------------     ------------
K H O F HOLDINGS, INC.
A manufacturer of premium disposable tableware products serving both the foodservice and consumer channels.
14% Senior Subordinated Note due 2014                            $  2,339,162         10/15/07        2,292,583        2,305,871
Common Stock (B)                                                 220,673 shs.         10/15/07          220,673          209,639
                                                                                                   ------------     ------------
                                                                                                      2,513,256        2,515,510
                                                                                                   ------------     ------------
K N B HOLDINGS CORPORATION
A designer, manufacturer and marketer of products for the custom framing market.
13.5% Senior Subordinated Note due 2013                          $  2,474,363         05/25/06        2,367,280        2,464,505
Common Stock (B)                                                 134,210 shs.         05/25/06          134,210          137,378
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                              82,357 shs.         05/25/06           71,534           84,301
                                                                                                   ------------     ------------
                                                                                                      2,573,024        2,686,184
                                                                                                   ------------     ------------
K W P I HOLDINGS CORPORATION
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
12% Senior Subordinated Note due 2014                            $  2,318,000         03/14/07        2,125,557        2,240,423
Common Stock (B)                                                     232 shs.         03/13/07          232,000          160,543
Warrant, exercisable until 2017, to purchase
  common stock at $.01 per share (B)                                 167 shs.         03/14/07          162,260          115,563
                                                                                                   ------------     ------------
                                                                                                      2,519,817        2,516,529
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
14

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
K-TEK HOLDING CORPORATION
A manufacturer of instrumentation for liquid and bulk solids level detection for process and storage tanks.
14% Senior Secured Note due 2015                                 $  2,185,714         12/20/07     $  2,146,371     $  2,132,841
Preferred Stock (B)                                              363,260 shs.         12/20/07          363,260          345,097
Common Stock (B)                                                 102,616 shs.         12/20/07            1,026            1,026
                                                                                                   ------------     ------------
                                                                                                      2,510,657        2,478,964
                                                                                                   ------------     ------------
MAGNATECH INTERNATIONAL, INC.
A supplier of process equipment and related parts used in the manufacturing of medium and high-pressure reinforced hoses.
12% Senior Subordinated Note due 2014                            $  1,062,500         04/05/06          995,058        1,062,500
13% Preferred Stock (B)                                              565 shs.         04/05/06          565,335          721,926
Common Stock (B)                                                     125 shs.         04/05/06          125,048          910,114
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  13 shs.         04/05/06           12,905           93,886
                                                                                                   ------------     ------------
                                                                                                      1,698,346        2,788,426
                                                                                                   ------------     ------------
MAIL COMMUNICATIONS GROUP, INC.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
12.5% Senior Subordinated Note due 2014                          $    975,000         05/04/07          912,469          945,436
Limited Liability Company Unit (B)                                24,109 uts.                *          314,464          298,741
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                               3,375 shs.         05/04/07           43,031               34
                                                                                                   ------------     ------------
                                                                                                      1,269,964        1,244,211
                                                                                                   ------------     ------------
MAVERICK ACQUISITION COMPANY
A manufacturer of capsules that cover the cork and neck of wine bottles.
9.2% Senior Secured Tranche A Note due 2010 (C)                  $    452,774         09/03/04          452,774          445,964
12% Senior Secured Tranche B Note due 2011                       $    313,433         09/03/04          288,858          297,322
Limited Partnership Interest (B)                                   7.84% int.         09/03/04           58,769           33,680
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                 425 shs.         09/03/04           39,473           24,335
                                                                                                   ------------     ------------
                                                                                                        839,874          801,301
                                                                                                   ------------     ------------

* 05/04/07 and 01/02/08.                                                                          Massmutual Corporate Investors
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              15

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
MICROGROUP, INC.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
12% Senior Subordinated Note due 2013                            $  2,685,614                *     $  2,545,658     $  2,646,021
Common Stock (B)                                                     450 shs.                *          450,000          424,219
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                 164 shs.                *          162,974          154,585
                                                                                                   ------------     ------------
                                                                                                      3,158,632        3,224,825
                                                                                                   ------------     ------------
MOMENTUM HOLDING CO.
A designer and supplier of upholstery fabric to commercial furniture manufacturers and architectural and design firms.
12% Senior Subordinated Note due 2014                            $  1,168,847         08/04/06        1,051,667        1,179,607
Limited Partnership Interest (B)                                  21.23% int.         08/04/06          106,153          181,930
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                               1,107 shs.         08/04/06          107,109          189,640
                                                                                                   ------------     ------------
                                                                                                      1,264,929        1,551,177
                                                                                                   ------------     ------------
MONESSEN HOLDING CORPORATION
A designer and manufacturer of a broad line of gas, wood, and electric hearth products and accessories.
12% Senior Subordinated Note due 2014                            $  2,550,000         03/31/06        2,381,633        2,295,000
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                 152 shs.         03/31/06          138,125             --
                                                                                                   ------------     ------------
                                                                                                      2,519,758        2,295,000
                                                                                                   ------------     ------------
MORTON INDUSTRIAL GROUP, INC.
A manufacturer of highly engineered metal fabricated components.
12% Senior Subordinated Note due 2014                            $  2,440,909         08/25/06        2,260,057        2,196,818
30% Series A Preferred Stock (B)                                  17,051 shs.         03/03/08           17,051             --
Common Stock (B)                                                 109,091 shs.         08/25/06          109,091             --
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                             173,633 shs.         08/25/06          149,940             --
                                                                                                   ------------     ------------
                                                                                                      2,536,139        2,196,818
                                                                                                   ------------     ------------
MOSS, INC.
A manufacturer and distributor of large display and exhibit structures.
Limited Partnership Interest of
  Riverside Capital Appreciation Fund I, L.P. (B)                 37.37% int.               **          348,620          690,470
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                 214 shs.         12/21/05           36,647           42,390
                                                                                                   ------------     ------------
                                                                                                        385,267          732,860
                                                                                                   ------------     ------------

*  08/12/05 and 09/11/06.
** 09/20/00, 05/23/02 and 02/21/07.
--------------------------------------------------------------------------------------------------------------------------------
16

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
NABCO, INC.
A producer of explosive containment vessels in the United States.
14% Senior Subordinated Note due 2014                            $    712,219         02/24/06     $    640,839     $    356,109
Limited Liability Company Unit (B)                                   825 uts.                *          825,410             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  48 shs.         02/24/06           37,188             --
                                                                                                   ------------     ------------
                                                                                                      1,503,437          356,109
                                                                                                   ------------     ------------
NAVIS GLOBAL
A designer, manufacturer, seller and servicer of finishing machinery for the knit and woven segments of the global textile industry.
12% Senior Subordinated Note due 2014                            $  1,234,551         05/28/04        1,140,645        1,178,314
8.75% Senior Secured Note due 2011                               $    573,025         05/28/04          573,028          563,178
Common Stock (B)                                                 674,157 shs.         05/28/04          674,157             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             203,912 shs.         05/28/04          130,789             --
                                                                                                   ------------     ------------
                                                                                                      2,518,619        1,741,492
                                                                                                   ------------     ------------
NESCO HOLDINGS CORPORATION
A sales and leasing company that provides equipment to the electric utility, telecommunications, and various other industries.
12% Senior Subordinated Note due 2015                            $  2,125,000         08/02/07        1,888,243        2,097,740
Common Stock (B)                                                 425,000 shs.         08/02/07          425,000          403,750
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                             119,360 shs.         08/02/07          194,257            1,194
                                                                                                   ------------     ------------
                                                                                                      2,507,500        2,502,684
                                                                                                   ------------     ------------
NETSHAPE TECHNOLOGIES, INC.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
12% Senior Subordinated Note due 2014                            $  1,530,000         02/02/07        1,408,570        1,406,586
Limited Partnership Interest of
  Saw Mill PCG Partners LLC (B)                                    1,020 uts.         02/01/07        1,020,000          148,757
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  91 shs.         02/02/07           90,830           13,247
                                                                                                   ------------     ------------
                                                                                                      2,519,400        1,568,590
                                                                                                   ------------     ------------

* 02/24/06 and 06/22/07.                                                                          Massmutual Corporate Investors
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              17

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
NONNI'S FOOD COMPANY
A producer and distributor of premium biscotti and bagel chips in North America.
12.25% Senior Subordinated Note due 2012                         $  1,863,462         03/29/04     $  1,856,139     $  1,863,462
10% Preferred Stock (B)                                              255 shs.         03/29/04          255,083          333,964
Common Stock (B)                                                   6,455 shs.         03/29/04            6,455          491,774
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                               8,622 shs.         03/29/04            7,323          656,878
                                                                                                   ------------     ------------
                                                                                                      2,125,000        3,346,078
                                                                                                   ------------     ------------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the automotive industry.
9% Senior Secured Note due 2009                                  $    812,500         01/28/02          812,500          771,875
11.5% Senior Subordinated Note due 2012                          $  1,500,000         01/28/02        1,419,891        1,125,000
Common Stock (B)                                                 312,500 shs.         01/28/02          312,500             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             243,223 shs.         01/28/02          162,045             --
                                                                                                   ------------     ------------
                                                                                                      2,706,936        1,896,875
                                                                                                   ------------     ------------
OAKRIVER TECHNOLOGY, INC.
Designs, engineers and assembles high precision automated process equipment for the medical device industry, with a focus on defibrillators and stents.
10% Senior Secured Note due 2012                                 $    565,452         01/03/06          556,970          543,948
13% Senior Subordinated Note due 2013                            $    687,241         01/03/06          622,483          652,579
Common Stock (B)                                                 322,307 shs.         01/03/06          322,307           20,585
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                              75,378 shs.         01/03/06           62,824            4,814
                                                                                                   ------------     ------------
                                                                                                      1,564,584        1,221,926
                                                                                                   ------------     ------------
OLYMPIC SALES, INC.
A boat retailer in Washington state, Oregon, California and British Columbia.
12% Senior Subordinated Note due 2008                            $  1,022,000         08/07/98        1,022,000        1,006,616
12% Senior Subordinated Note due 2008                            $    307,071         02/09/00          303,298          302,403
Limited Partnership Interest of Riverside VIII,
  VIII-A and VIII-B Holding Company, L.P. (B)                     20.58% int.                *        1,555,992             --
Warrants, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                              28,648 shs.               **          389,188             --
                                                                                                   ------------     ------------
                                                                                                      3,270,478        1,309,019
                                                                                                   ------------     ------------

*  08/07/98, 02/23/99, 12/22/99 and 02/25/03.
** 08/07/98 and 02/09/00.
--------------------------------------------------------------------------------------------------------------------------------
18

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
ONTARIO DRIVE & GEAR LTD.
A manufacturer of all-wheel drive, off-road amphibious vehicles and related accessories.
Limited Liability Company Unit (B)                                 3,667 uts.         01/17/06     $    572,115     $  1,018,215
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                 619 shs.         01/17/06          170,801          171,911
                                                                                                   ------------     ------------
                                                                                                        742,916        1,190,126
                                                                                                   ------------     ------------
P A S HOLDCO LLC
An independent provider of maintenance, repair and overhaul services to the aerospace gas turbine engine and airframe markets.
14% Senior Subordinated Note due 2014                            $  2,233,330         07/03/06        2,130,446        2,226,966
Preferred Unit (B)                                                   382 uts.         07/03/06          382,150          395,907
Preferred Unit (B)                                                    69 uts.         07/03/06           68,790           71,266
Common Unit Class I (B)                                              148 uts.         07/03/06             --               --
Common Unit Class L (B)                                               31 uts.         07/03/06             --               --
                                                                                                   ------------     ------------
                                                                                                      2,581,386        2,694,139
                                                                                                   ------------     ------------
P I I HOLDING CORPORATION
A manufacturer of plastic film and bags for the general industrial, medical, and food industries.
12% Senior Subordinated Note due 2013                            $  2,295,000         03/31/06        2,160,956        2,317,950
Preferred Stock (B)                                                   36 shs.         03/31/06          329,596          380,176
Common Stock (B)                                                      23 shs.         03/31/06           25,500           55,698
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                  13 shs.         03/31/06           11,122           32,399
                                                                                                   ------------     ------------
                                                                                                      2,527,174        2,786,223
                                                                                                   ------------     ------------
PACIFIC CONSOLIDATED HOLDINGS LLC
A manufacturer of rugged, mobile liquid and gaseous oxygen and nitrogen generating systems used in the global defense, oil & gas, and medical sectors.
12% Senior Subordinated Note due 2012                            $  1,304,624         04/27/07        1,198,729        1,218,741
Limited Liability Company Unit (B)                               1,754,707 uts.       04/27/07           63,233           60,011
                                                                                                   ------------     ------------
                                                                                                      1,261,962        1,278,752
                                                                                                   ------------     ------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care and food packaging markets.
12% Senior Subordinated Note due 2011                            $  2,125,000         12/19/00        2,085,946        2,109,962
Membership Interests of MM/Lincap
  PPI Investments, Inc., LLC (B)                                   2.42% int.         12/21/00          265,625          162,285
                                                                                                   ------------     ------------
                                                                                                      2,351,571        2,272,247
                                                                                                   ------------     ------------

                                                                                                  Massmutual Corporate Investors
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              19

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
POSTLE ALUMINUM COMPANY LLC
A manufacturer and distributor of aluminum extruded products.
12% Senior Subordinated Note due 2014                            $  2,040,000         10/02/06     $  1,899,155     $  2,049,061
Limited Liability Company Unit (B)                                 1,384 uts.         10/02/06          510,000          422,958
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                 344 shs.         10/02/06          124,644          105,197
                                                                                                   ------------     ------------
                                                                                                      2,533,799        2,577,216
                                                                                                   ------------     ------------
POWER SERVICES HOLDING COMPANY
A provider of industrial motor repair services, predictive and preventative maintenance, and performance improvement consulting, serving the petrochemical, mining, power generation, metals, and paper industries.
12% Senior Subordinated Note due 2016                            $  2,372,093         02/11/08        2,158,373        2,340,344
Limited Partnership Interest                                     177,729 uts.         02/11/08          177,729          168,843
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                               1,322 shs.         02/11/08          167,588               13
                                                                                                   ------------     ------------
                                                                                                      2,503,690        2,509,200
                                                                                                   ------------     ------------
PROTEIN GENETICS, INC.
A producer of bovine artificial insemination products, related breeding and healthcare products and specialty genetics sold to the dairy and beef industries.
9.8% Redeemable Exchangeable Preferred Stock (B)                   1,004 shs.         08/12/94          100,350             --
Common Stock (B)                                                   2,600 shs.                *          126,866             --
                                                                                                   ------------     ------------
                                                                                                        227,216             --
                                                                                                   ------------     ------------
QUALIS AUTOMOTIVE LLC
A distributor of aftermarket automotive brake and chassis products.
12% Senior Subordinated Note due 2012                            $  1,770,833         05/28/04        1,542,560        1,737,234
Common Stock (B)                                                 354,166 shs.         05/28/04          354,166          198,016
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share                                 377,719 shs.         05/28/04          377,719          211,184
                                                                                                   ------------     ------------
                                                                                                      2,274,445        2,146,434
                                                                                                   ------------     ------------
QUALSERV CORPORATION
A provider of foodservice equipment and supplies to major restaurant chains and their franchisees.
Limited Partnership Interest (B)                                   9.26% int.         07/09/04                1             --
                                                                                                   ------------     ------------

* 08/12/94 and 11/14/01.
--------------------------------------------------------------------------------------------------------------------------------
20

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
R A J MANUFACTURING HOLDINGS LLC
A designer and manufacturer of women's swimwear sold under a variety of licensed brand names.
12.5% Senior Subordinated Note due 2014                          $  2,267,190         12/15/06     $  2,090,363     $  2,270,225
Limited Liability Company Unit (B)                                 2,828 uts.         12/15/06          282,810          154,950
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                   3 shs.         12/15/06          131,483           73,072
                                                                                                   ------------     ------------
                                                                                                      2,504,656        2,498,247
                                                                                                   ------------     ------------
R E I DELAWARE HOLDING, INC.
An engineer and manufacturer of highly complex, close tolerance components, assemblies, tooling and custom automation equipment primarily for aerospace, medical and defense/radar markets.
12% Senior Subordinated Note due 2016                            $  2,550,000         01/18/08        2,467,911        2,524,713
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                   6 shs.         01/18/08           31,089             --
                                                                                                   ------------     ------------
                                                                                                      2,499,000        2,524,713
                                                                                                   ------------     ------------
RADIAC ABRASIVES, INC.
A manufacturer of bonded abrasive and super abrasive grinding wheels in the United States.
12% Senior Subordinated Note due 2014                            $  2,260,638         02/10/06        2,116,579        2,305,851
Common Stock (B)                                                 289,362 shs.         02/10/06          289,362          372,362
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                             131,555 shs.         02/10/06          119,796          169,290
                                                                                                   ------------     ------------
                                                                                                      2,525,737        2,847,503
                                                                                                   ------------     ------------
ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic and cultured marble bathroom products.
12.5% Senior Subordinated Notes due 2011                         $  1,062,500         11/14/03          990,317        1,053,717
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                 140 shs.         11/14/03          122,946          131,613
                                                                                                   ------------     ------------
                                                                                                      1,113,263        1,185,330
                                                                                                   ------------     ------------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the wood working industry.
Class B Common Stock (B)                                           1,480 shs.         06/02/99          256,212        1,274,560
                                                                                                   ------------     ------------

                                                                                                  Massmutual Corporate Investors
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              21

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
SAVAGE SPORTS HOLDING, INC.
A manufacturer of sporting firearms.
12% Senior Subordinated Note due 2012                            $  1,538,793         09/10/04     $  1,459,402     $  1,559,729
Common Stock (B)                                                     612 shs.                *          642,937        1,096,954
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 134 shs.         09/10/04          113,578          239,502
                                                                                                   ------------     ------------
                                                                                                      2,215,917        2,896,185
                                                                                                   ------------     ------------
SMART SOURCE HOLDINGS LLC
A short-term computer rental company.
12% Senior Subordinated Note due 2015                            $  2,223,076               **        2,020,239        2,173,415
Limited Liability Company Unit (B)                                   619 uts.               **          638,061          588,487
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                 157 shs.               **          164,769                2
                                                                                                   ------------     ------------
                                                                                                      2,823,069        2,761,904
                                                                                                   ------------     ------------
SPECIALTY FOODS GROUP, INC.
A manufacturer and distributor of branded meat products.
Limited Partnership Interest of MHD Holdings LLC (B)               1.43% int.         08/29/00          684,724             --
                                                                                                   ------------     ------------
STANTON CARPET HOLDING CO.
A designer and marketer of high and mid-priced decorative carpets and rugs.
12.13% Senior Subordinated Note due 2014                         $  2,239,024         08/01/06        2,112,769        2,217,508
Common Stock (B)                                                     311 shs.         08/01/06          310,976          367,957
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                 104 shs.         08/01/06           93,293          122,546
                                                                                                   ------------     ------------
                                                                                                      2,517,038        2,708,011
                                                                                                   ------------     ------------
STRATEGIC EQUIPMENT & SUPPLY CORPORATION, INC.
A provider of kitchen and restaurant design, equipment fabrication and installation services.
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                             106,539 shs.         01/14/00          658,751             --
                                                                                                   ------------     ------------
T H I ACQUISITION, INC.
A machine servicing company providing value-added steel services to long steel products.
12% Senior Subordinated Note due 2016                            $  2,550,000         01/14/08        2,410,946        2,522,305
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                   9 shs.         01/14/08           88,054             --
                                                                                                   ------------     ------------
                                                                                                      2,499,000        2,522,305
                                                                                                   ------------     ------------
*  09/10/04 and 10/05/07.
** 08/31/07 and 03/06/08.
--------------------------------------------------------------------------------------------------------------------------------
22

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
TANGENT RAIL CORPORATION
A manufacturer of rail ties and provides specialty services to the North American railroad industry.
13% Senior Subordinated Note due 2013                            $  2,217,385         10/14/05     $  1,939,864     $  2,217,385
Common Stock (B)                                                   2,203 shs.         10/14/05            2,203        1,620,923
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                               1,167 shs.         10/14/05          294,403          858,655
                                                                                                   ------------     ------------
                                                                                                      2,236,470        4,696,963
                                                                                                   ------------     ------------
TERRA RENEWAL SERVICES, INC.
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
8.7% Senior Secured Tranche B Note due 2012 (C)                  $  1,520,515                *        1,515,366        1,462,549
12% Senior Subordinated Note due 2014                            $  1,162,110               **        1,110,071        1,151,549
Limited Partnership Interest of
  Saw Mill Capital Fund V, L.P. (B)                                2.30% int.         03/01/05          116,285          728,014
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  72 shs.         04/28/06           59,041          126,579
                                                                                                   ------------     ------------
                                                                                                      2,800,763        3,468,691
                                                                                                   ------------     ------------
TORRENT GROUP HOLDINGS, INC.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
12.5% Senior Subordinated Note due 2013                          $  2,239,024         10/26/07        2,102,363        2,210,216
Series A Preferred Stock (B)                                         414 shs.         10/26/07          414,051          393,348
                                                                                                   ------------     ------------
                                                                                                      2,516,414        2,603,564
                                                                                                   ------------     ------------
TOTAL E & S, INC.
A manufacturer of a wide variety of equipment used in the oil and gas industry.
10.5% Senior Secured Term Note due 2013                          $    851,351         03/02/07          838,581          840,878
13% Senior Subordinated Note due 2014                            $    598,450         03/02/07          490,608          588,306
Common Stock (B)                                                 125,199 shs.         03/02/07          125,199           50,736
Warrant, exercisable until 2014 to purchase
  common stock at $.01 per share (B)                              34,533 shs.         03/02/07           95,873           13,994
                                                                                                   ------------     ------------
                                                                                                      1,550,261        1,493,914
                                                                                                   ------------     ------------

*  4/28/06 and 12/21/06.
** 04/28/06 and 09/13/06.                                                                         Massmutual Corporate Investors
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              23

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
13% Senior Subordinated Note due 2010                            $  2,712,000         02/05/98     $  2,579,765     $  2,712,000
Common Stock (B)                                                     630 shs.         02/04/98          630,000          691,096
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                                 444 shs.         02/05/98          368,832          487,058
                                                                                                   ------------     ------------
                                                                                                      3,578,597        3,890,154
                                                                                                   ------------     ------------
TRANSPAC HOLDING COMPANY
A designer, importer, and wholesaler of home decor and seasonal gift products.
12% Senior Subordinated Note due 2015                            $  1,773,006         10/31/07        1,652,045        1,737,913
Common Stock (B)                                                     209 shs.         10/31/07          208,589          198,161
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                  94 shs.         10/31/07           87,607                1
                                                                                                   ------------     ------------
                                                                                                      1,948,241        1,936,075
                                                                                                   ------------     ------------
TRANSTAR HOLDING COMPANY
A distributor of aftermarket automotive transmission parts.
12% Senior Subordinated Note due 2014                            $  1,734,000         08/31/05        1,669,957        1,777,631
Common Stock (B)                                                   1,078 shs.                *        1,078,450        1,413,404
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                  86 shs.         08/31/05           77,485          112,632
                                                                                                   ------------     ------------
                                                                                                      2,825,892        3,303,667
                                                                                                   ------------     ------------
TRUCK BODIES & EQUIPMENT INTERNATIONAL
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flat-bed bodies, landscape bodies and other accessories.
12% Senior Subordinated Note due 2013                            $  2,309,541               **        2,173,291        2,078,587
Common Stock (B)                                                     742 shs.               **          800,860          141,012
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                 153 shs.               **          159,894           29,124
                                                                                                   ------------     ------------
                                                                                                      3,134,045        2,248,723
                                                                                                   ------------     ------------

*  08/31/05 and 04/30/07
** 07/19/05 and 12/22/05.
--------------------------------------------------------------------------------------------------------------------------------
24

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
12.5% Senior Subordinated Note due 2010                          $    850,000         04/11/03     $    819,843     $    856,648
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                               5,781 shs.         04/11/03           83,927          216,342
                                                                                                   ------------     ------------
                                                                                                        903,770        1,072,990
                                                                                                   ------------     ------------
U M A ENTERPRISES, INC.
An importer and wholesaler of home decor products.
15% Senior Subordinated Note due 2015                            $  1,663,044         02/08/08        1,629,783        1,654,008
Convertible Preferred Stock (B)                                      887 shs.         02/08/08          886,956          842,612
                                                                                                   ------------     ------------
                                                                                                      2,516,739        2,496,620
                                                                                                   ------------     ------------
U-LINE CORPORATION
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
12.5% Senior Subordinated Note due 2012                          $  1,882,100         04/30/04        1,741,666        1,850,740
Common Stock (B)                                                     182 shs.         04/30/04          182,200          137,176
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 230 shs.         04/30/04          211,736          173,480
                                                                                                   ------------     ------------
                                                                                                      2,135,602        2,161,396
                                                                                                   ------------     ------------
VICTORY VENTURES LLC
An acquirer of controlling or substantial interests in other entities.
Series A Preferred Units (B)                                            1 ut.         12/02/96              937             --
                                                                                                   ------------     ------------
VISIONEERING, INC.
A designer and manufacturer of tooling and fixtures for the aerospace industry.
10.5% Senior Secured Term Loan due 2013                          $    802,941         05/17/07          790,897          801,983
13% Senior Subordinated Note due 2014                            $    648,530         05/17/07          584,511          646,646
Common Stock (B)                                                 123,529 shs.         05/17/07          123,529          117,353
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              35,006 shs.         05/17/07           55,055              350
                                                                                                   ------------     ------------
                                                                                                      1,553,992        1,566,332
                                                                                                   ------------     ------------

* 09/24/04 and 12/22/06.                                                                          Massmutual Corporate Investors
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              25

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
VITALITY FOODSERVICE, INC.
A non-carbonated beverage dispensing company focused on the foodservice industry.
13% Senior Subordinated Note due 2011                            $  1,887,288         09/24/04     $  1,770,082     $  1,706,371
Common Stock (B)                                                  26,456 shs.                *          264,558          197,509
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                              23,787 shs.         09/24/04          186,883          177,583
                                                                                                   ------------     ------------
                                                                                                      2,221,523        2,081,463
                                                                                                   ------------     ------------
VITEX PACKAGING GROUP, INC.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
12.5% Senior Subordinated Note due 2012                          $  1,700,000         07/19/04        1,483,065        1,530,000
14.5% PIK Note due 2010                                          $    212,500         06/30/07          192,717          191,250
Limited Liability Company Unit Class A (B)                       414,375 uts.         07/19/04          414,375             --
Limited Liability Company Unit Class B (B)                       182,935 uts.         07/19/04          182,935             --
                                                                                                   ------------     ------------
                                                                                                      2,273,092        1,721,250
                                                                                                   ------------     ------------
WAGGIN' TRAIN HOLDINGS LLC
A producer of premium quality meat dog treats.
14% Senior Subordinated Note due 2014                            $  2,132,785         11/15/07        2,090,198        2,083,933
Limited Liability Company Unit Class B (B)                           423 uts.         11/15/07          422,652          401,518
Limited Liability Company Unit Class C (B)                           423 uts.         11/15/07             --                  4
                                                                                                   ------------     ------------
                                                                                                      2,512,850        2,485,455
                                                                                                   ------------     ------------
WALLS INDUSTRIES, INC.
A provider of branded workwear and sporting goods apparel.
Limited Partnership Interest (B)                                   0.40% int.         07/12/04            3,728            6,770
Common Stock (B)                                                   4,028 shs.         12/21/07             --              7,315
                                                                                                   ------------     ------------
                                                                                                          3,728           14,085
                                                                                                   ------------     ------------
WELLBORN FOREST HOLDING CO.
A manufacturer of semi-custom kitchen and bath cabinetry.
12.13% Senior Subordinated Note due 2014                         $  1,721,250         11/30/06        1,609,019        1,629,273
Common Stock (B)                                                     191 shs.         11/30/06          191,250          112,950
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  95 shs.         11/30/06           86,493           56,389
                                                                                                   ------------     ------------
                                                                                                      1,886,762        1,798,612
                                                                                                   ------------     ------------

* 09/24/04 and 12/22/06.
--------------------------------------------------------------------------------------------------------------------------------
26

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
WORKPLACE MEDIA HOLDING CO.
A direct marketer specializing in providing advertisers with access to consumers in the workplace.
13% Senior Subordinated Note due 2015                            $  1,159,196         05/14/07     $  1,057,494     $  1,078,674
Limited Partnership Interests (B)                                 23.16% int.         05/14/07          115,804           98,433
Warrant, exercisable until 2015, to purchase
  common stock at $.02 per share (B)                                  88 shs.         05/14/07           83,462                1
                                                                                                   ------------     ------------
                                                                                                      1,256,760        1,177,108
                                                                                                   ------------     ------------

TOTAL PRIVATE PLACEMENT INVESTMENTS (F)                                                             180,321,879      177,231,828
                                                                                                   ------------     ------------






























                                                                                                  Massmutual Corporate Investors
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              27

March 31, 2008
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal
CORPORATE RESTRICTED SECURITIES: (A) (Continued)    Rate       Date        Amount         Cost       Fair Value
                                                  -------    --------   ------------  ------------  ------------
RULE 144A SECURITIES - 3.50%:

BONDS - 3.50%
American Tire Distributor (C)                     10.979%    04/01/12   $  1,000,000  $    950,000  $    895,000
Charter Communications Op LLC                      8.000     04/30/12        550,000       529,125       504,625
Compucom Systems, Inc.                            12.500     10/01/15      1,330,000     1,285,972     1,240,225
Douglas Dynamics LLC                               7.750     01/15/12        630,000       632,568       472,500
G F S I, Inc. (C)                                 10.500     06/01/11        750,000       719,745       697,500
Intergen NV                                        9.000     06/30/17        750,000       743,918       783,750
Packaging Dynamics Corporation of America         10.000     05/01/16      1,200,000     1,195,334       894,000
Penhall International                             12.000     08/01/14        650,000       665,823       549,250
Rock-Tenn Co.                                      9.250     03/15/16         75,000        74,475        77,625
Ryerson, Inc.                                     12.000     11/01/15         65,000        65,000        61,425
Snoqualmie Entertainment Authority                 9.125     02/01/15        500,000       487,956       425,000
Tenneco, Inc.                                      8.125     11/15/15        100,000       100,000        99,250
Tunica-Biloxi Gaming Authority                     9.000     11/15/15      1,075,000     1,104,778     1,042,750
TXU Energy Company LLC                            10.250     11/01/15      1,000,000     1,004,875       996,250
                                                                                      ------------  ------------
  TOTAL BONDS                                                                         $  9,559,569  $  8,739,150
                                                                                      ------------  ------------
CONVERTIBLE PREFERRED STOCK - 0.00%
ETEX Corporation                                                                 777           716          --
                                                                                      ------------  ------------
  TOTAL CONVERTIBLE PREFERRED STOCK                                                            716          --
                                                                                      ------------  ------------
PREFERRED STOCK - 0.00%
TherOX, Inc.                                                                     103         4,131          --
                                                                                      ------------  ------------
  TOTAL PREFERRED STOCK                                                                      4,131          --
                                                                                      ------------  ------------
COMMON STOCK - 0.00%
Touchstone Health Partnership                                                  1,168         4,254          --
                                                                                      ------------  ------------
  TOTAL COMMON STOCK                                                                         4,254          --
                                                                                      ------------  ------------

TOTAL RULE 144A SECURITIES                                                               9,568,670     8,739,150
                                                                                      ------------  ------------

TOTAL CORPORATE RESTRICTED SECURITIES                                                 $189,890,549  $185,970,978
                                                                                      ------------  ------------

----------------------------------------------------------------------------------------------------------------
28

March 31, 2008
(Unaudited)

                                                  Interest     Due       Principal                     Market
CORPORATE PUBLIC SECURITIES - 26.14%: (A)           Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
BONDS - 23.88%
A M C Entertainment, Inc.                         11.000%    02/01/16   $    815,000  $    817,222  $    763,038
Activant Solutions, Inc.                           9.500     05/01/16        150,000       150,000       126,000
Affinia Group, Inc.                                9.000     11/30/14        785,000       709,625       678,044
ALH Fin LLC / ALH Fin Corporation                  8.500     01/15/13        870,000       839,213       791,700
Appleton Papers, Inc.                              8.125     06/15/11        300,000       300,000       288,750
Aramark Corporation (C)                            6.739     02/01/15        200,000       200,000       176,500
Aramark Corporation                                8.500     02/01/15        500,000       502,500       501,250
Atlas Pipeline Partners                            8.125     12/15/15        200,000       200,000       203,500
Bally Total Fitness Holdings Corporation          14.000     10/01/13         90,000        73,350        54,000
Basic Energy Services                              7.125     04/15/16        225,000       225,000       214,313
Blockbuster, Inc. (C)                              9.000     09/01/12        475,000       475,675       387,125
Boyd Gaming Corporation                            7.125     02/01/16      1,000,000       824,250       805,000
Brigham Exploration Co.                            9.625     05/01/14      1,200,000     1,167,903     1,032,000
Bristow Group, Inc.                                7.500     09/15/17        150,000       150,000       150,750
CCH I Holdings LLC                                11.125     01/15/14        550,000       351,438       264,000
Cablevision Systems Corporation                    8.000     04/15/12      1,000,000     1,010,857       972,500
Cenveo Corporation                                 7.875     12/01/13        550,000       550,000       445,500
Chaparral Energy, Inc.                             8.875     02/01/17      1,500,000     1,491,780     1,301,250
Cincinnati Bell, Inc.                              8.375     01/15/14      1,100,000     1,007,500     1,031,250
Clayton Williams Energy, Inc.                      7.750     08/01/13      1,200,000     1,179,000     1,038,000
Community Health Systems, Inc.                     8.875     07/15/15      1,200,000     1,169,415     1,204,500
Delta Petroleum Corporation                        7.000     04/01/15        750,000       661,875       667,500
Dynegy Holdings, Inc.                              6.875     04/01/11        500,000       422,500       491,250
Dynegy Holdings, Inc.                              7.500     06/01/15        500,000       446,548       468,750
Dynegy Holdings, Inc.                              8.375     05/01/16        330,000       330,000       326,700
Edison Mission Energy                              7.750     06/15/16         55,000        55,000        56,650
Esterline Technologies                             7.750     06/15/13        200,000       200,000       203,000
Ford Motor Credit Co.                              7.375     10/28/09      1,250,000     1,246,875     1,138,916
Gencorp, Inc.                                      9.500     08/15/13        259,000       259,000       257,058
General Motors Acceptance Corporation              7.750     01/19/10      1,250,000     1,276,465     1,081,208
Goodyear Tire & Rubber Co.                         7.857     08/15/11      1,400,000     1,342,750     1,433,250
Graham Packaging Corporation                       9.875     10/15/14        280,000       252,700       235,200
Great Lakes Dredge & Dock Corporation              7.750     12/15/13        500,000       481,250       457,500
H C A, Inc.                                        9.250     11/15/16        975,000       990,924     1,011,563
Hawker Beechcraft Acquisition Co.                  9.750     04/01/17      1,275,000     1,287,356     1,268,625
Hughes Network Systems                             9.500     04/15/14      1,050,000     1,071,103     1,044,750
Inergy LP                                          8.250     03/01/16        150,000       150,000       153,375

                                                                                  Massmutual Corporate Investors
----------------------------------------------------------------------------------------------------------------
                                                                                                              29

March 31, 2008
(Unaudited)

                                                  Interest     Due       Principal
CORPORATE PUBLIC SECURITIES: (A) (Continued)        Rate       Date        Amount         Cost      Market Value
                                                  -------    --------   ------------  ------------  ------------
Intelsat Bermuda Ltd.                              9.250%    06/15/16   $  1,365,000  $  1,416,096  $  1,375,238
Interline Brands, Inc.                             8.125     06/15/14      1,300,000     1,291,107     1,241,500
Kar Holdings, Inc.                                 8.750     05/01/14         50,000        50,000        44,500
Kar Holdings, Inc.                                10.000     05/01/15      1,000,000       926,448       865,000
Koppers, Inc.                                      9.875     10/15/13        477,000       477,000       500,850
Leucadia National Corporation                      7.000     08/15/13        650,000       659,293       645,125
Liberty Media Corporation                          5.700     05/15/13      1,000,000       951,610       875,544
Majestic Star Casino LLC                           9.500     10/15/10        500,000       500,000       441,250
Manitowoc Company, Inc.                            7.125     11/01/13        200,000       200,000       198,000
Mariner Energy, Inc.                               8.000     05/15/17        800,000       805,187       764,000
Markwest Energy Operating Co.                      6.875     11/01/14        775,000       763,000       732,375
Mediacom Broadband LLC                             8.500     10/15/15      1,500,000     1,517,532     1,260,000
N R G Energy, Inc.                                 7.375     02/01/16        175,000       175,000       171,500
N T L Cable PLC                                    9.125     08/15/16      1,380,000     1,416,455     1,235,100
Neiman Marcus Group, Inc.                         10.375     10/15/15        750,000       757,500       750,000
Newark Group, Inc.                                 9.750     03/15/14        850,000       796,863       688,500
North American Energy Partners                     8.750     12/01/11      1,165,000     1,175,372     1,153,350
O E D Corp./Diamond Jo Company Guarantee           8.750     04/15/12      1,000,000       985,960       880,000
Petrohawk Energy Corporation                       9.125     07/15/13      1,500,000     1,522,830     1,541,250
Pliant Corporation                                11.125     09/01/09        550,000       539,000       437,250
Pliant Corporation (C)                            11.850     06/15/09        990,634       998,818       970,822
Polypore, Inc.                                     8.750     05/15/12      1,960,000     1,893,800     1,881,600
Pregis Corporation                                12.375     10/15/13      1,000,000       981,490       930,000
Quality Distribution, Inc. (C)                     8.758     01/15/12        545,000       547,096       407,388
Quebecor Media, Inc.                               7.750     03/15/16      1,175,000     1,097,423     1,072,188
RBS Global & Rexnord Corporation                  11.750     08/01/16        275,000       284,486       237,875
Rental Service Corporation                         9.500     12/01/14      1,500,000     1,489,385     1,252,500
Scholastic Corporation                             5.000     04/15/13      1,500,000     1,278,750     1,278,656
Sheridan Acquisition Corporation                  10.250     08/15/11        375,000       370,001       330,469
Stanadyne Corporation                             10.000     08/15/14      1,500,000     1,500,000     1,365,000
Steel Dynamics, Inc.                               6.750     04/01/15        200,000       200,000       196,000
Stewart & Stevenson LLC                           10.000     07/15/14      1,500,000     1,536,464     1,440,000
Stratos Global                                     9.875     02/15/13        575,000       578,167       584,344
Tekni-Plex, Inc.                                   8.750     11/15/13        650,000       655,126       572,000
Tenneco, Inc.                                      8.625     11/15/14      1,000,000     1,002,318       982,500
Texas Industries, Inc.                             7.250     07/15/13         70,000        70,000        68,075
Time Warner Telecom Holdings                       9.250     02/15/14      1,000,000     1,009,912     1,010,000
Titan International, Inc.                          8.000     01/15/12        370,000       365,600       362,600

----------------------------------------------------------------------------------------------------------------
30

March 31, 2008
(Unaudited)

                                                  Interest     Due       Principal
CORPORATE PUBLIC SECURITIES: (A) (Continued)        Rate       Date        Amount         Cost      Market Value
                                                  -------    --------   ------------  ------------  ------------
Trimas Corporation                                 9.875%    06/15/12   $    823,000  $    764,250  $    716,010
Triton PCS, Inc.                                   8.500     06/01/13        550,000       550,000       572,688
Tube City IMS Corporation                          9.750     02/01/15      1,000,000     1,009,604       880,000
United Components, Inc.                            9.375     06/15/13      1,080,000     1,081,001       989,550
United Rentals, Inc.                               7.750     11/15/13        625,000       625,000       509,375
United Rentals, Inc.                               7.000     02/15/14        500,000       500,000       392,500
Vought Aircraft Industries                         8.000     07/15/11      1,000,000       998,796       917,500
Warner Music Group Corporation                     7.375     04/15/14        275,000       275,000       211,750
Waste Services, Inc.                               9.500     04/15/14      1,100,000     1,121,102     1,053,250
                                                                                      ------------  ------------
TOTAL BONDS                                                                           $ 63,578,916  $ 59,709,237
                                                                                      ------------  ------------

COMMON STOCK - 2.02%
Bally Total Fitness Holdings Corporation (B)                                     600  $      5,520  $        156
Chase Packaging Corporation                                                    9,541          --           1,908
Comcast Corporation                                                           33,200       613,868       642,088
EnerNOC, Inc. (B)                                                             46,500     1,283,262       530,100
ITC^DeltaCom, Inc. (B)                                                       178,666     1,563,328       661,064
PepsiAmericas, Inc.                                                           92,145     2,006,365     2,352,462
Supreme Industries, Inc.                                                     115,721       267,323       659,610
Visa, Inc.                                                                     3,324       146,256       207,285
                                                                                      ------------  ------------
  TOTAL COMMON STOCK                                                                  $  5,885,922  $  5,054,673
                                                                                      ------------  ------------

CONVERTIBLE BONDS - 0.24%
Citadel Broadcasting Corporation                   1.875%    02/15/11   $    700,000  $    543,375  $    594,125
                                                                                      ------------  ------------
  TOTAL CONVERTIBLE BONDS                                                                  543,375       594,125
                                                                                      ------------  ------------

  TOTAL CORPORATE PUBLIC SECURITIES                                                   $ 70,008,213  $ 65,358,035
                                                                                      ------------  ------------






                                                                                  Massmutual Corporate Investors
----------------------------------------------------------------------------------------------------------------
                                                                                                              31

March 31, 2008
(Unaudited)

                                                  Interest     Due       Principal
CORPORATE PUBLIC SECURITIES: (A) (Continued)    Rate/Yield*    Date        Amount         Cost      Market Value
                                                  -------    --------   ------------  ------------  ------------
SHORT-TERM SECURITIES:

COMMERCIAL PAPER - 10.41%

Detroit Edison Company                             3.052%    04/04/08   $  4,900,000  $  4,898,755  $  4,898,755
Duke Energy Carolinas LLC                          3.102     04/02/08      3,854,000     3,853,668     3,853,668
Duke Energy Carolinas LLC                          3.107     04/11/08        302,000       301,740       301,740
International Lease Finance Corporation            2.583     04/07/08        988,000       987,575       987,575
International Lease Finance Corporation            3.003     04/09/08      2,539,000     2,537,307     2,537,307
Kraft Foods, Inc.                                  3.155     04/01/08        883,000       883,000       883,000
P P G Industries, Inc.                             3.103     04/07/08      3,422,000     3,420,232     3,420,232
Textron Financial Corporation                      3.350     04/01/08      4,873,000     4,873,000     4,873,000
Wisconsin Gas Company                              2.651     04/03/08      4,266,000     4,265,372     4,265,372
                                                                                      ------------  ------------
  TOTAL SHORT-TERM SECURITIES                                                         $ 26,020,649  $ 26,020,649
                                                                                      ------------  ------------
TOTAL INVESTMENTS                                 110.94%                             $285,919,411  $277,349,662
                                                                                      ============  ============
   Other Assets                                     2.78                                               6,967,838
   Liabilities                                    (13.72)                                            (34,309,976)
                                                  ------                                            ------------
TOTAL NET ASSETS                                  100.00%                                           $250,007,524
                                                  ======                                            ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B) Non-income producing security.
(C) Variable rate security; rate indicated is as of 3/31/08.
(D) Defaulted Security; interest not accrued.
(E) Security publicly priced.
(F) Illiquid securities. At March 31, 2008, the value of these securities amounted to $177,231,828 or 70.89% of net assets.
*   Effective yield at purchase.
PIK - Payment-in-kind

----------------------------------------------------------------------------------------------------------------
32

March 31, 2008
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
AEROSPACE - 4.38%                                                      BROADCASTING & ENTERTAINMENT - 2.69%
Consolidated Foundries Holdings                $    4,278,202          CCH I Holdings LLC                             $      264,000
Esterline Technologies                                203,000          Cablevision Systems Corporation                       972,500
Gencorp, Inc.                                         257,058          Cenveo Corporation                                    445,500
Hughes Network Systems                              1,044,750          Charter Communications Op LLC                         504,625
P A S Holdco LLC                                    2,694,139          Citadel Broadcasting Corporation                      594,125
Visioneering, Inc.                                  1,566,332          Comcast Corporation                                   642,088
Vought Aircraft Industries                            917,500          Liberty Media Corporation                             875,544
                                               --------------          Mediacom Broadband LLC                              1,260,000
                                                   10,960,981          Workplace Media Holding Co.                         1,177,108
                                               --------------                                                         --------------
AUTOMOBILE - 7.72%                                                                                                         6,735,490
American Tire Distributor                             895,000                                                         --------------
Ford Motor Credit Co.                               1,138,916          BUILDINGS & REAL ESTATE - 1.46%
Fuel Systems Holding Corporation                    2,137,849          K W P I Holdings Corporation                        2,516,529
General Motors Acceptance Corporation               1,081,208          Texas Industries, Inc.                                 68,075
Goodyear Tire & Rubber Co.                          1,433,250          TruStile Doors, Inc.                                1,072,990
Jason, Inc.                                         1,651,494                                                         --------------
Nyloncraft, Inc.                                    1,896,875                                                              3,657,594
Ontario Drive & Gear Ltd.                           1,190,126                                                         --------------
Qualis Automotive LLC                               2,146,434          CHEMICAL, PLASTICS & RUBBER - 0.42%
Tenneco, Inc.                                       1,081,750          Capital Specialty Plastics, Inc.                      558,932
Titan International, Inc.                             362,600          Koppers, Inc.                                         500,850
Transtar Holding Company                            3,303,667                                                         --------------
United Components, Inc.                               989,550                                                              1,059,782
                                               --------------                                                         --------------
                                                   19,308,719          CONSUMER PRODUCTS - 8.20%
                                               --------------          Aero Holdings, Inc.                                 3,601,570
BEVERAGE, DRUG & FOOD - 4.19%                                          ALH Fin LLC/ALH Fin Corporation                       791,700
Aramark Corporation                                   677,750          Bravo Sports Holding Corporation                    2,681,264
Golden Country Foods Holding, Inc.                  2,003,987          G F S I, Inc.                                         697,500
Nonni's Food Company                                3,346,078          K N B Holdings Corporation                          2,686,184
PepsiAmericas, Inc.                                 2,352,462          Kar Holdings, Inc.                                    909,500
Specialty Foods Group, Inc.                              --            Momentum Holding Co.                                1,551,177
Vitality Foodservice, Inc.                          2,081,463          R A J Manufacturing Holdings LLC                    2,498,247
                                               --------------          Royal Baths Manufacturing Company                   1,185,330
                                                   10,461,740          The Tranzonic Companies                             3,890,154
                                               --------------          Walls Industries, Inc.                                 14,085
                                                                                                                      --------------
                                                                                                                          20,506,711
                                                                                                                      --------------

                                                                                                      Massmutual Corporate Investors
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  33

March 31, 2008
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:(Continued)             Market Value                                                           Market Value
                                               --------------                                                         --------------
CONTAINERS, PACKAGING & GLASS - 5.24%                                  DIVERSIFIED/CONGLOMERATE,
Chase Packaging Corporation                    $        1,908            SERVICE - 4.09%
Flutes, Inc.                                        1,470,001          Advanced Technologies Holdings                 $    2,496,324
Graham Packaging Corporation                          235,200          CapeSuccess LLC                                         5,862
Maverick Acquisition Company                          801,301          Diversco, Inc./DHI Holdings, Inc.                     778,527
P I I Holding Corporation                           2,786,223          Dwyer Group, Inc.                                   1,373,071
Packaging Dynamics Corporation of America             894,000          Fowler Holding, Inc.                                2,291,762
Paradigm Packaging, Inc.                            2,272,247          Insurance Claims Management, Inc.                      54,593
Pliant Corporation                                  1,408,072          Interline Brands, Inc.                              1,241,500
Pregis Corporation                                    930,000          Mail Communications Group, Inc.                     1,244,211
Tekni-Plex, Inc.                                      572,000          Moss, Inc.                                            732,860
Vitex Packaging Group, Inc.                         1,721,250                                                         --------------
                                               --------------                                                             10,218,710
                                                   13,092,202                                                         --------------
                                               --------------          ELECTRONICS - 1.22%
DISTRIBUTION - 2.06%                                                   Connecticut Electric, Inc.                          2,274,007
Affinia Group, Inc.                                   678,044          Directed Electronics, Inc.                            770,290
Duncan Systems, Inc.                                1,680,057                                                         --------------
Magnatech International, Inc.                       2,788,426                                                              3,044,297
Strategic Equipment & Supply Corporation, Inc.           --                                                           --------------
QualServ Corporation                                     --            FARMING & AGRICULTURE - 0.99%
                                               --------------          Protein Genetics, Inc.                                   --
                                                    5,146,527          Waggin' Train Holdings LLC                          2,485,455
                                               --------------                                                         --------------
DIVERSIFIED/CONGLOMERATE,                                                                                                  2,485,455
  MANUFACTURING - 6.80%                                                                                               --------------
A H C Holding Company, Inc.                         2,493,265          FINANCIAL SERVICES - 1.99%
Activant Solutions, Inc.                              126,000          Hawker Beechcraft Acquisition Co.                   1,268,625
Arrow Tru-Line Holdings, Inc.                       1,634,395          Highgate Capital LLC                                     --
Douglas Dynamics LLC                                  472,500          Leucadia National Corporation                         645,125
Evans Consoles, Inc.                                1,301,310          Nesco Holdings Corp.                                2,502,684
Great Lakes Dredge & Dock Corporation                 457,500          Penhall International                                 549,250
Polypore, Inc.                                      1,881,600          Victory Ventures LLC                                     --
Postle Aluminum Company LLC                         2,577,216                                                         --------------
Radiac Abrasives, Inc.                              2,847,503                                                              4,965,684
RBS Global & Rexnord Corporation                      237,875                                                         --------------
Trimas Corporation                                    716,010          HEALTHCARE, EDUCATION &
Truck Bodies & Equipment International              2,248,723            CHILDCARE - 3.62%
                                               --------------          A T I Acquisition Company                           2,166,925
                                                   16,993,897          American Hospice Management Holding LLC             2,008,549
                                               --------------          Community Health Systems, Inc.                      1,204,500
                                                                       F H S Holdings LLC                                  2,655,056
                                                                       H C A, Inc.                                         1,011,563
                                                                       Touchstone Health Partnership                            --
                                                                                                                      --------------
                                                                                                                           9,046,593
                                                                                                                      --------------



------------------------------------------------------------------------------------------------------------------------------------
34

March 31, 2008
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:(Continued)             Market Value                                                           Market Value
                                               --------------                                                         --------------
HOME & OFFICE FURNISHINGS,                                             MACHINERY - 9.99%
  HOUSEWARES, AND DURABLE                                              Davis-Standard LLC                             $    3,219,298
  CONSUMER PRODUCTS - 8.45%                                            E S P Holdco, Inc.                                  2,518,124
Connor Sport Court International, Inc.         $    1,000,568          K-Tek Holdings Corporation                          2,478,964
H M Holding Company                                      --            Manitowoc Company, Inc.                               198,000
Home Decor Holding Company                          2,367,484          Morton Industrial Group, Inc.                       2,196,818
Justrite Manufacturing Acquisition Co.              1,855,356          Navis Global                                        1,741,492
K H O F Holdings, Inc.                              2,515,510          NetShape Technologies, Inc.                         1,568,590
Monessen Holding Corporation                        2,295,000          Pacific Consolidated Holdings LLC                   1,278,752
Stanton Carpet Holding Co.                          2,708,011          Power Services Holding Company                      2,509,200
Transpac Holdings Company                           1,936,075          R E I Delaware Holding, Inc.                        2,524,713
U M A Enterprises, Inc.                             2,496,620          Safety Speed Cut Manufacturing Company, Inc.        1,274,560
U-Line Corporation                                  2,161,396          Stanadyne Corporation                               1,365,000
Wellborn Forest Holding Co.                         1,798,612          Stewart & Stevenson LLC                             1,440,000
                                               --------------          Supreme Industries, Inc.                              659,610
                                                   21,134,632                                                         --------------
                                               --------------                                                             24,973,121
LEISURE, AMUSEMENT,                                                                                                   --------------
  ENTERTAINMENT - 3.56%                                                MEDICAL DEVICES/BIOTECH - 2.40%
A M C Entertainment, Inc.                             763,038          Coeur, Inc.                                         1,396,052
Bally Total Fitness Holding Corporation                54,156          E X C Acquisition Corporation                         166,250
Boyd Gaming Corporation                               805,000          ETEX Corporation                                         --
Electra Bicycle Company LLC                         1,373,715          MicroGroup, Inc.                                    3,224,825
Majestic Star Casino LLC                              441,250          OakRiver Technology, Inc.                           1,221,926
O E D Corp/Diamond Jo Company Guarantee               880,000          TherOX, Inc.                                             --
Savage Sports Holding, Inc.                         2,896,185                                                         --------------
Snoqualmie Entertainment Authority                    425,000                                                              6,009,053
Tunica-Biloxi Gaming Authority                      1,042,750                                                         --------------
Warner Music Group Corporation                        211,750          MINING, STEEL, IRON & NON PRECIOUS
                                               --------------            METALS - 1.46%
                                                    8,892,844          Ryerson, Inc.                                          61,425
                                               --------------          Steel Dynamics, Inc.                                  196,000
                                                                       T H I Acquisition, Inc.                             2,522,305
                                                                       Tube City IMS Corporation                             880,000
                                                                                                                      --------------
                                                                                                                           3,659,730
                                                                                                                      --------------
                                                                       NATURAL RESOURCES - 0.15%
                                                                       Appleton Papers, Inc.                                 288,750
                                                                       Rock-Tenn Co.                                          77,625
                                                                                                                      --------------
                                                                                                                             366,375
                                                                                                                      --------------

                                                                                                      Massmutual Corporate Investors
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  35

March 31, 2008
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:(Continued)             Market Value                                                           Market Value
                                               --------------                                                         --------------
OIL & GAS - 3.21%                                                      TELECOMMUNICATIONS - 2.59%
Atlas Pipeline Partners                        $      203,500          Cincinnati Bell, Inc.                          $    1,031,250
Basic Energy Services                                 214,313          Intelsat Bermuda Ltd.                               1,375,238
Brigham Exploration Co.                             1,032,000          ITC^DeltaCom, Inc.                                    661,064
Bristow Group, Inc.                                   150,750          N T L Cable PLC                                     1,235,100
Chaparral Energy, Inc.                              1,301,250          Stratos Global                                        584,344
Clayton Williams Energy, Inc.                       1,038,000          Time Warner Telecom Holdings                        1,010,000
Delta Petroleum Corporation                           667,500          Triton P C S, Inc.                                    572,688
Mariner Energy, Inc.                                  764,000                                                         --------------
North American Energy Partners                      1,153,350                                                              6,469,684
Total E & S, Inc.                                   1,493,914                                                         --------------
                                               --------------          TRANSPORTATION - 2.18%
                                                    8,018,577          NABCO, Inc.                                           356,109
                                               --------------          Quality Distribution, Inc.                            407,388
PHARMACEUTICALS - 1.24%                                                Tangent Rail Corporation                            4,696,963
CorePharma LLC                                      2,636,376                                                         --------------
Enzymatic Therapy, Inc.                               466,578                                                              5,460,460
                                               --------------                                                         --------------
                                                    3,102,954          UTILITIES - 2.29%
                                               --------------          Dynegy Holdings, Inc.                               1,286,700
PUBLISHING/PRINTING - 1.35%                                            Edison Mission Energy                                  56,650
Newark Group, Inc.                                    688,500          Inergy LP                                             153,375
Quebecor Media, Inc.                                1,072,188          Intergen NV                                           783,750
Scholastic Corporation                              1,278,656          Markwest Energy Operating Co.                         732,375
Sheridan Acquisition Corporation                      330,469          N R G Energy, Inc.                                    171,500
                                               --------------          Petrohawk Energy Corporation                        1,541,250
                                                    3,369,813          TXU Energy Company LLC                                996,250
                                               --------------                                                         --------------
RETAIL STORES - 1.84%                                                                                                      5,721,850
Blockbuster, Inc.                                     387,125                                                         --------------
Neiman Marcus Group, Inc.                             750,000          WASTE MANAGEMENT / POLLUTION - 2.85%
Olympic Sales, Inc.                                 1,309,019          Terra Renewal Services, Inc.                        3,468,691
Rental Service Corporation                          1,252,500          Torrent Group Holdings, Inc.                        2,603,564
United Rentals, Inc.                                  901,875          Waste Services, Inc.                                1,053,250
                                               --------------                                                         --------------
                                                    4,600,519                                                              7,125,505
                                               --------------                                                         --------------
TECHNOLOGY - 1.90%                                                     Total Corporate Restricted and
Compucom Systems, Inc.                              1,240,225          Public Securities - 100.53%                    $  251,329,013
EnerNOC, Inc.                                         530,100                                                         ==============
Smart Source Holdings LLC                           2,761,904
Visa, Inc.                                            207,285
                                               --------------
                                                    4,739,514
                                               --------------

See notes to Consolidated Financial Statements
------------------------------------------------------------------------------------------------------------------------------------
36

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(UNAUDITED)

1. HISTORY

   MassMutual Corporate Investors (the "Trust") commenced operations in 1971 as a Delaware corporation. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was reorganized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts, effective November 28, 1985.

   The Trust is a closed-end management investment company. Babson Capital Management LLC ("Babson Capital"), a wholly-owned indirect subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), acts as its investment adviser. The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The Trust's principal investments are privately placed, below-investment grade, long-term debt obligations with equity features such as common stock, warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers in private placement transactions. These investments are typically mezzanine debt instruments with accompanying private equity securities made to small or middle market companies. In addition, the Trust may temporarily invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt securities (including high yield securities) and marketable common stocks. Below investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay capital.

   On January 27,1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary of the Trust ("MMCI Subsidiary Trust") for the purpose of holding certain investments. The results of MMCI Subsidiary Trust have been included in the accompanying financial statements. Footnote 2.D below discusses the federal tax consequences of the MMCI Subsidiary Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.

   A. VALUATION OF INVESTMENTS:

   Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

   Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in, or restrictions on, resale and will therefore be "restricted securities." Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, restricted securities can be sold only in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act"), or pursuant to a transaction that is exempt from registration under the 1933 Act.

   The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trust's Board of Trustees (the "Trustees"). Each restricted security is valued by the Trustees at the time of its acquisition and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of a security held by the Trust; an estimate of the existence and extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available for purchase; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in

                                                  MassMutual Corporate Investors
--------------------------------------------------------------------------------

(UNAUDITED)

   accordance with the Investment Company Act of 1940, as amended (the "1940 Act"). In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

   When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the 1933 Act and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

   The Trustees meet at least once each quarter to approve the value of the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital. In making valuations, the Trustees will consider reports by Babson Capital analyzing each portfolio security in accordance with the relevant factors referred to above. Babson Capital has agreed to provide such reports to the Trust at least quarterly.

   The consolidated financial statements include private placement restricted securities valued at $176,461,538 (70.58% of net assets) as of March 31, 2008 whose values have been estimated by the Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

   The values for Rule 144A restricted securities and corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of March 31, 2008, subject to discount where appropriate, and are approved by the Trustees.

   Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates market value.

   B. ACCOUNTING FOR INVESTMENTS:

   Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

   Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

   C. USE OF ESTIMATES:

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   D. FEDERAL INCOME TAXES:

   The Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend that the Trustees either designate the net realized long-term gains as undistributed and pay the federal capital gains taxes thereon or distribute all or a portion of such net gains.

   The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust's pro rata share of income allocable to the Trust by a partnership operating company. The Trust's violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The MMCI Subsidiary Trust (described in Footnote 1,

--------------------------------------------------------------------------------
38

(UNAUDITED)

   above) was formed in order to allow investment in such securities without adversely affecting the Trust's status as a regulated investment company.

   The MMCI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust receiving any distributions from the MMCI Subsidiary Trust, all of the MMCI Subsidiary Trust's taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates. For the three months ended March 31, 2008, the MMCI Subsidiary Trust has accrued no income tax expense.

   In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes -- An interpretation of FASB Statement No. 109 ("FIN 48"). Management has analyzed the Trust's tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2008, no provision for income tax would be required in the Trust's financial statements. The Trust's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

   E. DISTRIBUTIONS TO SHAREHOLDERS:

   The Trust records distributions to shareholders from net investment income and net realized gains, if any, on the exdividend date. The Trust's net investment income dividend is declared four times per year, in April, July, October, and December. The Trust's net realized capital gain distribution, if any, is declared in December.

   F. EXPENSE REDUCTION:

   Citibank, N.A. ("Citibank") serves as custodian to the Trust. Pursuant to the custodian agreement, Citibank receives a fee reduced by credits on cash balances the Trust maintains with Citibank. All credit balances, if any, used to reduce the Trust's custodian fees are reported as fees paid indirectly on the Statement of Operations. For the three months ended March 31, 2008, there were no credit balances used to reduce custodian fees.

3. INVESTMENT SERVICES CONTRACT

   A. INVESTMENT SERVICES CONTRACT:

   An Investment Services Contract between the Trust and Babson Capital, effective October 1, 2005 (the "Contract"), provides for a quarterly investment advisory fee of 0.3125% of the net asset value of the Trust as of the last business day of each fiscal quarter, which is approximately equal to 1.25% annually.

   B. SERVICES:

   Under the Contract with the Trust, Babson Capital agrees to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson Capital represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the Contract, Babson Capital provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

4. SENIOR SECURED INDEBTEDNESS

   A. NOTE PAYABLE:

   MassMutual holds the Trust's $30,000,000 Senior Fixed Rate Convertible Note (the "Note") issued by the Trust on November 15, 2007. The Note, is due November 15, 2017 and accrues interest at 5.28% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the three months ended March 31, 2008, the Trust incurred total interest expense on the Note of $396,000.

   The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus the Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S.

                                                  MassMutual Corporate Investors
--------------------------------------------------------------------------------

(UNAUDITED)

   Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Note proposed to be redeemed.

   B. REVOLVING CREDIT AGREEMENT:

   The Trust entered into a Revolving Credit Agreement (the "Revolver") with The Royal Bank of Scotland PLC (the "Agent Bank") as of May 31, 2005, in the principal amount of $25,000,000, maturing May 31, 2008. The Revolver bears interest payable in arrears at a per annum rate that varies depending upon whether the Trust requests a Base Rate Loan or a London Inter Bank Offered Rate ("LIBOR") Loan. Interest on Base Rate Loans equals the higher of: (i) the annual "Base Rate" as set periodically by the Agent Bank and (ii) the most recent Federal Funds Effective Rate plus .50% per annum. Per annum interest on LIBOR Rate Loans equals .37% plus the LIBOR rate, divided by 1 minus the LIBOR Reserve Rate. The Trust also incurs expense on the undrawn portion of the total Revolver at a rate of .15% per annum.

   As of March 31, 2008, there was no outstanding amount against the Revolver. For the three months ended March 31, 2008, the Trust incurred total expense on the Revolver of $9,349 related to the undrawn portion.

5. PURCHASES AND SALES OF INVESTMENTS

                                                FOR THE THREE
                                                 MONTHS ENDED
                                                  3/31/2008
                                           COST OF       PROCEEDS FROM
                                         INVESTMENTS        SALES OR
                                           ACQUIRED        MATURITIES
                                           --------        ----------

   Corporate restricted securities      $ 14,324,057      $ 20,627,336
   Corporate public securities             9,736,271         9,437,763

   The aggregate cost of investments is substantially the same for financial reporting and federal income tax purposes as of March 31, 2008. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of March 31, 2008 is $8,569,749 and consists of $21,249,163 appreciation and $29,818,912 depreciation.

6. FAIR VALUE MEASUREMENTS

   Effective January 1, 2008, the Trust adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations of an entity's financial performance.

   Various inputs are used in determining the value of the Trust's investments. Using the hierarchy established under FAS 157, these inputs are summarized in the three broad levels listed below:

   Level 1: quoted prices in active markets for identical securities

   Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

   Level 3: significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

   The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The following is a summary of the inputs used to value the Trust's net assets as of March 31, 2008:

   ASSETS                     TOTAL       LEVEL 1      LEVEL 2        LEVEL 3
   -----------------------------------------------------------------------------
   Private Securities    $ 185,970,978  $   770,290  $ 8,739,150  $ 176,461,538
   Public Securities        65,358,035    5,054,673   60,249,362         54,000
   Short-term Securities    26,020,649         --     26,020,649           --
   -----------------------------------------------------------------------------
   TOTAL                 $ 277,349,662  $ 5,824,963  $95,009,161  $ 176,515,538

   Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                PRIVATE      PUBLIC     SHORT-TERM
   ASSETS                     SECURITIES   SECURITIES   SECURITIES       TOTAL
   -----------------------------------------------------------------------------
   Beginning balance
     at 12/31/2007       $ 175,656,608  $    74,700  $      --   $  175,731,308

   Total Gains or Losses
    (realized/unrealized)
    included in earnings*     (263,552)     (20,700)        --         (284,252)

   Purchases, sales,
     issuances & settlements
     (net)                   1,068,482          --          --        1,068,482
   -----------------------------------------------------------------------------
   ENDING BALANCE AT
     3/31/08             $ 176,461,538  $    54,000              $  176,515,538

   * The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to level 3 assets still held at 3/31/08 is $(1,139,101).

--------------------------------------------------------------------------------
40

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

MassMutual Corporate Investors offers a Dividend Reinvestment and Share Purchase Plan. The Plan provides a simple way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the investment of cash dividends in Trust shares purchased in the open market. A shareholder may join the Plan by filling out and mailing an authorization card to Shareholder Financial Services, Inc., the Transfer Agent.

Participating shareholders will continue to participate until they notify the Transfer Agent, in writing, of their desire to terminate participation. Unless a shareholder elects to participate in the Plan, he or she will, in effect, have elected to receive dividends and distributions in cash. Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $10 nor more than $5,000 per quarter. Cash contributions must be received by the Transfer Agent at least five days (but no more then 30 days) before the payment date of a dividend or distributions. Cash contributions must be received by the Transfer Agent at least five days (but no more then 30 days) before the payment date of a dividend or distributions.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment.

When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in anyway, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Corporate Investors' Dividend Reinvestment and Share Purchase Plan, P.O. Box 173673, Denver, CO 80217-3673.

MEMBERS OF THE BOARD OF TRUSTEES

Donald Glickman

Robert E. Joyal

William J. Barrett

Michael H. Brown

Donald E. Benson*

Dr. Corine T. Norgaard*

Roger W. Crandall

Martin T. Hart*

Maleyne M. Syracuse


*Member of the Audit committee


OFFICERS

Roger W. Crandall
Chairman

Clifford M. Noreen
President

James M. Roy
Vice President & Chief Financial Officer

Rodney J. Dillman
Vice President, Secretary & Chief Legal Officer

Jill A. Fields
Vice President

Michael P. Hermsen
Vice President

Mary Wilson Kibbe
Vice President

Michael L. Klofas
Vice President

Richard E. Spencer, II
Vice President

Ronald S. Talaia
Treasurer

John T. Davitt, Jr.
Comptroller

Melissa M. LaGrant
Chief Compliance Officer


                                                  MassMutual Corporate Investors
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